RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8: RELATED PARTY TRANSACTIONS

As of June 30, 2025 and December 31, 2024, amounts due to related parties was $402,421 and $411,921, respectively. The advances are unsecured, non-interest bearing and due on demand. Amounts due to related parties consist of amounts due to current and former executives, and a board member.

As of June 30, 2025 and December 31, 2024, due to related parties includes $104,568 in advances from Mark Lynn, a director and former officer of the Company, and accrued salary and expense reimbursements of $87,221 to current officers of the Company.

In October 2022, the Company received advances from a director, Trevor Pettennude, totaling $325,000. The advances are unsecured, non-interest bearing and due on demand. As of June 30, 2025 and December 31, 2024, $180,500 and $190,000, respectively, was outstanding.

NOTE 10: RELATED PARTY TRANSACTIONS

As of December 31, 2024 and 2023, the Company made net repayments for amounts due to related parties totaling $11,909 and $130,205, respectively. As of December 31, 2024 and 2023, amounts due to related parties were $411,921 and $400,012, respectively. The advances are unsecured, non-interest bearing and due on demand. Amounts due to related parties consist of current and former executives, and a board member.

As of December 31, 2024 and 2023, due to related parties includes advances from the former officer, Mark Lynn, who also serves as a director, totaling $104,568 and $104,568, respectively, and accrued salary and expense reimbursements of $87,221 and $87,221, respectively, to current officers.

In October 2022, the Company received advances from a director, Trevor Pettennude, totaling $325,000. The advances are unsecured, non-interest bearing and due on demand. As of December 31, 2024 and 2023, the amounts $190,000 and $175,000, respectively, were outstanding.